Intangible assets	12 Months Ended
Dec. 31, 2017
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Intangible assets

Note 7: Intangible assets

The change in intangible assets is broken down as follows, per class of assets:

(€‘000)	Goodwill	In-process research and development	Development costs	Patents, licences, trademarks	Software	Total
Cost:
At January 1st 2016	1,003	38,254	1,084	13,337	107	53,785
Additions	—	—	—	—	95	95
Currency translation adjustments	37	1,401	—	—	—	1,438
Divestiture	—	—	—	—	—	—
At December 31, 2016	1,040	39,655	1,084	13,337	203	55,318
Additions	—	—	—	—		—
Currency translation adjustments	(126)	(4,801)	—	—	3	(4,924)
Divestiture	—	—	—	—	(93)	(93)
At December 31, 2017	914	34,854	1,084	13,337	111	50,301

Accumulated amortisation
At January 1st 2016			(212)	(4,698)	(85)	(4,995)
Amortisation charge	—	—	(66)	(675)	(15)	(756)
At December, 31 2016	—	—	(279)	(5,373)	(100)	(5,752)
Amortisation charge	—	—	(66)	(675)	(7)	(748)
Divestiture	—	—	—	—	(3)	(3)
Impairment (non-recurring loss)	—	—	—	(7,289)		(7,289)
At December 31, 2017	—	—	(345)	(13,337)	(110)	(13,792)

Net book value
Cost	1,040	39,655	1,084	13,337	203	55,318
Accumulated amortisation	—	—	(279)	(5,373)	(100)	(5,752)

At December 31, 2016	1,040	39,655	805	7,964	103	49,566

Cost	914	34,854	1,084	13,337	111	50,300
Accumulated amortisation	—	—	(345)	(13,337)	(110)	(13,792)

At December 31, 2017	914	34,854	739	—	1	36,508

The capitalised development costs relate to the development of C-Cathez. Since May 2012 and the CE marking of C-Cathez, the development costs of C-Cathez are capitalized and amortized over the estimate residual intellectual property protection as of the CE marking (14 and 15 years respectively in 2015 and 2014). No other development costs have been capitalised up till now. All C-Cure and CYAD-01 related development costs have been assessed as not being eligible for capitalisation and have therefore been recognised in the income statement as research and development expenses. Software is amortized over a period of 3 to 5 years.

Goodwill, In-process R&D, Patents, Licenses and Trademarks relate to the following items:

•	Goodwill and In-process research and development resulted from the purchase price allocation exercise performed for the acquisition of OnCyte, LLC in 2015. As of balance sheet date, Goodwill and In-Process Research and Development are not amortized but tested for impairment.

•	A licence, granted in August 2007 by Mayo Clinic (for an amount of €9.5 million) upon the Group’s inception and an extension to the licensed field of use, granted on 29 October 2010 for a total amount of €2.3 million. The licence and its extension were amortised straight line over a period of 20 years, in accordance with the license term. A €6.0 million impairment loss has been recognised on the remaining net book value for the year ended 31 December 2017.

•	Patents acquired upon the acquisition of CorQuest Medical, Inc. in November 2014. The fair value of these intellectual rights was then determined to be €1.5 million. These patents were amortized over 18 years, corresponding to the remaining intellectual property protection filed for the first patent application in 2012. A €1.2 million impairment loss has been recognized on the remaining net book value for the year ended 31 December 2017.

Impairment testing

Impairment testing is detailed below.

OnCyte, LLC goodwill and IPRD impairment test

Goodwill and In-process research and development (IPRD) exclusively relate to the acquisition of OnCyte, LLC which was acquired in 2015. Management performs annual impairment test on goodwill and on ‘indefinite lived asset’ that are not amortized in accordance with the accounting policies stated in Note 3. The impairment test has been performed at the level the immune-oncology segment corresponding to the CGU to which the goodwill and the IPRD belong. The recoverable amount has been calculated based on a fair value less costs to sell model, which require the use of assumptions. The calculations use cash flow projections based on 12-year period business plan based on probability of success of the CYAD-01 product candidate as well as extrapolations of projected cash flows resulting from the future expected sales associated with CYAD-01 and license revenue from our allogeneic platform. CGU recoverable value, determined accordingly, exceeds its carrying amount. Accordingly, no impairment loss was recognized neither on goodwill nor on the IPRD intangible assets at balance sheet date.

Management’s key assumptions about projected cash flows when determining fair value less costs to sell are as follows:

•	Discount rate (WACC) : 14.5%, in line with industry standard for biotechnological companies and WACC used by Equity Research companies following the Group

•	Sales revenue growth in the Terminal Value a decline of 15% of the estimated product revenue has been considered in the Terminal Value (for infinite extrapolation purposes)

•	Probabilities of Success (PoS) based on Clinical Development Success Rates observed for the period 2006-2015 determined by independent business intelligence consulting companies for hematologic and solid oncological diseases. Probability of our product candidates getting on the market were used as follows:

PoS	Phase I to II	Phase II to III	Phase III to NDA/BLA	NDA/BLA to Approval	Cumulative PoS
Hem	62%	29%	53%	86%	8.1%
Solid	64%	23%	34%	80%	4%

The sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. The following table presents the sensitivity analyses of the recoverable amount of the CGU associated to OnCyte, LLC:

Sensitivity analysis		Discount rate (WACC)
Terminal Revenue Growth rate	Impact on model value	14.5%	15.25%	16.0%
	-25%	-21%	-30%	-38%
	-20%	-18%	-28%	-37%
	-15%	Model Reference	-25%	-34%

Even at the lower terminal revenue growth and higher discount rate, the recoverable value of the CGU exceeded its carrying amount at balance sheet date.

C-Cure and Corquest impairment test

Pursuant to the strategic decision of the Board to focus all the efforts of the Group on the development of the immuno-oncology platform and the lack of strategic business development opportunities identified for the C-Cure (Mayo Licenses) and Heart-Xs assets (Corquest patents), intangible assets related to C-Cure and Heart-Xs have been fully impaired (and associated liabilities derecognized – see Note 23) as of 31 December 2017, resulting in the recognition of non-recurring expenses of respectively €0.7 million and €1.2 million. The recoverable amount of these CGU is assessed to be zero, which explained a 100% impairment expense as at December 31, 2017.